Subsidiaries	6 Months Ended
Jun. 30, 2023
Subsidiaries
Subsidiaries

6.Subsidiaries

For all periods that are mentioned in this report, the Company owns 100% of the shares of Nyxoah LTD, an Israeli company located in Tel-Aviv that was incorporated in 2009 and has a share capital of NIS 1.00.

The Company also owns 100% of the shares of Nyxoah PTY LTD, an Australian Company located in Collingwood that was incorporated in 2017 and has a share capital of AUD 100.

In May 2020, the Company incorporated Nyxoah Inc, an US-based company located in Delaware with a share capital of USD 1.00. The Company owns 100% of the shares of Nyxoah Inc.